Pacer Trendpilot® 100 ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 14.3%
Alphabet, Inc. - Class A	115,357	$ 41,082,088
Alphabet, Inc. - Class C	108,067	38,542,096
AppLovin Corp. - Class A (a)	16,717	6,618,260
Comcast Corp. - Class A	194,807	4,667,576
Electronic Arts, Inc.	13,714	2,878,020
Meta Platforms, Inc. - Class A	58,660	32,656,609
Netflix, Inc. (a)	230,240	16,510,510
Space Exploration Technologies Corp. - Class A (a)(b)	104,798	11,356,959
Take-Two Interactive Software, Inc. (a)	10,131	2,461,023
T-Mobile US, Inc.	59,174	10,219,942
Warner Bros Discovery, Inc. (a)	137,088	3,605,414
		170,598,497

Consumer Discretionary - 11.2%
Airbnb, Inc. - Class A (a)	22,858	3,463,444
Amazon.com, Inc. (a)	213,055	57,861,477
Booking Holdings, Inc.	42,369	8,172,980
DoorDash, Inc. - Class A (a)	22,492	4,412,031
Marriott International, Inc.	14,419	5,375,836
MercadoLibre, Inc. (a)	2,781	5,222,579
O'Reilly Automotive, Inc. (a)	45,319	4,049,252
PDD Holdings, Inc. - ADR (a)(b)	36,530	3,235,097
Ross Stores, Inc.	17,616	4,422,849
Starbucks Corp.	62,325	6,559,706
Tesla Motors, Inc. (a)	98,942	30,791,740
		133,566,991

Consumer Staples - 6.7%
Coca-Cola Europacific Partners PLC	24,329	2,663,053
Costco Wholesale Corp.	24,263	23,095,707
Keurig Dr Pepper, Inc.	75,310	2,343,647
Mondelez International, Inc.	70,197	4,373,975
Monster Beverage Corp. (a)	53,487	5,155,077
PepsiCo, Inc.	74,737	10,430,296
The Kraft Heinz Co.	65,638	1,696,742
Walmart, Inc.	266,734	29,660,821
		79,419,318

Energy - 0.5%
Baker Hughes Co.	54,253	3,281,764
Diamondback Energy, Inc.	15,350	3,115,282
		6,397,046

Financials - 0.2%
PayPal Holdings, Inc.	48,828	2,793,450

Health Care - 3.8%
Alnylam Pharmaceuticals, Inc. (a)	7,394	1,519,615
Amgen, Inc.	29,521	11,370,308
DexCom, Inc. (a)	21,359	1,782,409
GE HealthCare Technologies, Inc.	25,181	1,712,812
Gilead Sciences, Inc.	67,897	8,840,868

IDEXX Laboratories, Inc. (a)	4,308	2,408,474
Intuitive Surgical, Inc. (a)	19,367	6,842,942
Regeneron Pharmaceuticals, Inc.	5,637	4,298,945
Vertex Pharmaceuticals, Inc. (a)	13,883	6,623,579
		45,399,952

Industrials - 3.8%
Automatic Data Processing, Inc.	21,864	5,825,881
Axon Enterprise, Inc. (a)	4,414	2,329,533
Cintas Corp.	21,884	4,478,123
Copart, Inc. (a)	51,249	1,492,371
CSX Corp.	101,609	5,121,094
Fastenal Co.	62,780	2,995,234
Ferrovial SE	39,669	2,582,425
Honeywell Aerospace, Inc. (a)	17,331	3,583,011
Honeywell International, Inc.	17,332	4,212,421
Old Dominion Freight Line, Inc.	11,348	2,407,365
PACCAR, Inc.	28,789	3,819,724
Paychex, Inc.	19,837	2,317,755
Rocket Lab Corp. (a)	31,653	2,055,862
Thomson Reuters Corp. (b)	21,093	2,069,856
		45,290,655

Information Technology - 57.3% (c)
Adobe, Inc. (a)	22,111	5,536,816
Advanced Micro Devices, Inc. (a)	89,166	42,456,391
Analog Devices, Inc. (b)	26,638	9,787,068
Apple, Inc.	290,903	89,862,846
Applied Materials, Inc.	43,423	22,044,554
ARM Holdings PLC - ADR (a)(b)	23,186	5,557,452
ASML Holding NV	5,016	8,171,064
Astera Labs, Inc. (a)	9,383	2,920,271
Autodesk, Inc. (a)	11,516	2,697,047
Broadcom, Inc.	93,906	36,555,728
Cadence Design System, Inc. (a)	15,091	5,131,242
Cisco Systems, Inc.	215,511	24,997,121
CoreWeave, Inc. - Class A (a)(b)	24,773	1,777,958
Crowdstrike Holdings, Inc. - Class A (a)	55,684	10,627,848
Datadog, Inc. - Class A (a)	18,099	4,849,989
Fortinet, Inc. (a)	40,061	6,487,879
Intel Corp. (a)	274,817	24,788,493
Intuit, Inc.	14,968	4,730,936
KLA Corp.	71,425	13,057,918
Lam Research Corp.	68,380	20,036,708
Lumentum Holdings, Inc. (a)	4,262	3,042,812
Marvell Technology, Inc.	47,839	8,972,683
Microchip Technology, Inc.	29,578	2,197,350
Micron Technology, Inc.	61,670	50,756,260
Microsoft Corp.	147,132	68,375,183
Monolithic Power Systems, Inc.	2,692	3,838,873
Nebius Group NV (a)(b)	12,028	2,290,251
NVIDIA Corp.	479,307	96,220,880
NXP Semiconductors NV	13,811	3,164,929
Palantir Technologies, Inc. - Class A (a)	125,554	15,450,675
Palo Alto Networks, Inc. (a)	44,629	14,809,241
QUALCOMM, Inc.	57,631	8,506,912
Roper Technologies, Inc.	5,588	2,190,328
Sandisk Corp. (a)	8,100	9,840,123
Seagate Technology Holdings PLC	12,266	10,501,291

Shopify, Inc. - Class A (a)	66,688		7,812,499
Strategy, Inc. - Class A (a)	18,314		1,708,330
Synopsys, Inc. (a)	10,473		4,071,483
Teradyne, Inc.	8,569		3,150,736
Texas Instruments, Inc.	49,767		13,722,753
Western Digital Corp.	18,854		10,272,413
Workday, Inc. - Class A (a)	11,129		1,784,424
			684,755,758

Materials - 1.0%
Linde PLC	25,290		12,098,230

Utilities - 1.2%
American Electric Power Co., Inc.	29,754		3,804,049
Constellation Energy Corp.	19,758		5,191,414
Exelon Corp.	55,829		2,558,085
Xcel Energy, Inc. (b)	34,143		2,669,983
			14,223,531
TOTAL COMMON STOCKS (Cost $1,002,321,997)			1,194,543,428

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	33,324,788		33,324,788
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $33,324,788)			33,324,788

TOTAL INVESTMENTS - 102.8% (Cost $1,035,646,785)			1,227,868,216
Liabilities in Excess of Other Assets - (2.8)%		(0.02802)	(33,464,347)
TOTAL NET ASSETS - 100.0%			$ 1,194,403,869

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $32,209,992.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Trendpilot® 100 ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,194,543,428	$ –	$ –	$ 1,194,543,428
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	33,324,788
Total Investments	$ 1,194,543,428	$ –	$ –	$ 1,227,868,216

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.